UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 146.1%
	Aerospace & Defense: 1.8%
1,509,750	Geo Group, Inc. (The) 2018 Term Loan B, 3.970%, (US0003M + 2.000%), 03/22/24	$1,512,042	0.2
4,932,638	Maxar Technologies Ltd. Term Loan B, 4.740%, (US0003M + 2.750%), 10/04/24	4,940,342	0.6
1,360,000	Perspecta, Inc. Term Loan B, 4.357%, (US0003M + 2.250%), 04/27/25	1,368,500	0.2
3,080,015	TransDigm, Inc. 2017 Extended Term Loan F, 4.841%, (US0003M + 2.750%), 06/09/23	3,078,518	0.4
2,447,000	TransDigm, Inc. 2018 Term Loan E, 4.607%, (US0003M + 2.500%), 05/30/25	2,442,030	0.3
1,270,416	TransDigm, Inc. 2018 Term Loan G, 4.730%, (US0003M + 2.500%), 08/22/24	1,269,799	0.1
		14,611,231	1.8

	Auto Components: 0.4%
3,563,208	Broadstreet Partners, Inc. 2018 Term Loan B, 5.230%, (US0003M + 3.250%), 11/08/23	3,577,312	0.4

	Automotive: 5.5%
3,122,450	American Axle and Manufacturing, Inc. Term Loan B, 4.010%, (US0001M + 2.250%), 04/06/24	3,130,906	0.4
1,909,485	BBB Industries U.S. Holdings, Inc. 2014 1st Lien Term Loan, 6.480%, (US0001M + 4.500%), 11/03/21	1,928,580	0.2
1,750,613	Belron Finance US LLC USD Term Loan B, 4.863%, (US0003M + 2.500%), 11/07/24	1,761,008	0.2
4,077,563	Bright Bidco B.V. 2018 Term Loan B, 5.746%, (US0003M + 3.500%), 06/30/24	4,083,932	0.5
2,903,435	Dealer Tire, LLC 2017 Term Loan B, 5.668%, (US0003M + 3.250%), 12/22/21	2,881,659	0.4
4,266,760	Dynacast International LLC Term Loan B, 5.552%, (US0003M + 3.250%), 01/28/22	4,282,761	0.5
1,626,040	Federal-Mogul Holdings Corporation New Term Loan C, 5.685%, (US0003M + 3.750%), 04/15/21	1,643,063	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
EUR 1,188,030		Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	$1,390,748	0.2
8,313,507		Gates Global LLC 2017 USD Repriced Term Loan B, 5.052%, (US0003M + 2.750%), 04/01/24	8,364,950	1.0
1,928,895		KAR Auction Services, Inc. Term Loan B5, 4.813%, (US0003M + 2.500%), 03/09/23	1,940,349	0.2
1,135,000		L&W, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/22/25	1,137,837	0.1
3,495,419		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.203%, (US0003M + 3.250%), 03/20/25	3,491,050	0.4
559,581	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 1.232%, (US0003M + 3.250%), 03/20/25	558,881	0.1
976,930		NN, Inc. 2016 Term Loan B, 5.726%, (US0003M + 3.750%), 10/19/22	977,541	0.1
288,000		NN, Inc. 2017 Term Loan, 5.226%, (US0003M + 3.250%), 04/02/21	288,180	0.0
1,547,963		Superior Industries International, Inc. 1st Lien Term Loan, 6.476%, (US0003M + 4.500%), 05/22/24	1,560,540	0.2
2,732,603		TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.480%, (US0003M + 2.500%), 06/30/22	2,748,794	0.3
2,977,500		Truck Hero, Inc. 1st Lien Term Loan, 5.972%, (US0003M + 3.750%), 04/21/24	2,985,316	0.4
1,025,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.472%, (US0003M + 8.250%), 04/21/25	1,035,250	0.1
			46,191,345	5.5

		Beverage & Tobacco: 0.1%
835,000		Refresco Group BV USD Term Loan B3, 5.593%, (US0003M + 3.250%), 03/28/25	839,165	0.1

		Brokers, Dealers & Invetesment Houses: 0.5%
1,912,489		Capital Automotive L.P. 2017 2nd Lien Term Loan, 7.990%, (US0003M + 6.000%), 03/24/25	1,928,426	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers, Dealers & Invetesment Houses: (continued)
2,220,821	ESH Hospitality, Inc. 2018 Term Loan B, 3.980%, (US0003M + 2.000%), 08/30/23	$2,228,594	0.3
		4,157,020	0.5

	Building & Development: 4.6%
4,390,650	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B, 3.980%, (US0003M + 2.000%), 10/31/23	4,379,217	0.5
2,071,012	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.797%, (US0003M + 2.500%), 03/24/24	2,078,261	0.3
1,236,713	Clark Equipment Company 2018 Term Loan B, 4.302%, (US0003M + 2.000%), 05/18/24	1,237,486	0.2
1,348,225	Core & Main LP 2017 Term Loan B, 5.115%, (US0003M + 3.000%), 08/01/24	1,355,809	0.2
1,700,754	Forterra Finance, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/25/23	1,596,759	0.2
840,000	GYP Holdings III Corp. 2017 Term Loan B, 5.107%, (US0003M + 3.000%), 04/01/23	841,050	0.1
1,900,938	Henry Company LLC Term Loan B, 5.980%, (US0003M + 4.000%), 10/05/23	1,924,699	0.2
1,130,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/21/25	1,131,412	0.1
930,000	LSF9 Cypress Holdings LLC 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 05/10/25	931,744	0.1
1,737,893	MX Holdings US, Inc. Term Loan B1B, 4.476%, (US0003M + 2.500%), 08/14/23	1,744,410	0.2
760,000	NCI Building Systems, Inc. 2018 Term Loan, 3.980%, (US0003M + 2.000%), 02/07/25	761,900	0.1
3,725,000	Pisces Midco, Inc. 2018 Term Loan, 6.089%, (US0003M + 3.750%), 04/12/25	3,740,109	0.5
3,310,060	Quikrete Hldgs Inc Term Loan, 4.730%, (US0003M + 2.750%), 11/15/23	3,316,726	0.4
555,000	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 01/23/25	558,122	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
3,365,000	SRS Distribution Inc. 2018 1st Lien Term Loan B, 5.357%, (US0003M + 3.250%), 05/23/25	$3,355,184	0.4
2,031,670	Werner Co. 2017 Term Loan, 5.907%, (US0003M + 4.000%), 07/24/24	2,044,368	0.2
2,271,336	Wilsonart LLC 2017 Term Loan B, 5.560%, (US0003M + 3.250%), 12/19/23	2,281,476	0.3
EUR 1,599,655	Xella International GmbH 2017 EUR Term Loan B, 3.500%, (EUR003M + 4.000%), 04/11/24	1,869,494	0.2
2,851,894	Zekelman Industries, Inc. Term Loan B, 4.999%, (US0003M + 2.750%), 06/14/21	2,859,913	0.3
		38,008,139	4.6

	Business Equipment & Services: 15.3%
1,712,265	Acosta Holdco, Inc. 2015 Term Loan, 5.230%, (US0003M + 3.250%), 09/26/21	1,393,349	0.2
2,402,361	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.230%, (US0001M + 3.250%), 07/23/21	2,297,258	0.3
1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.480%, (US0003M + 6.500%), 07/25/22	1,303,400	0.2
6,642,950	AlixPartners, LLP 2017 Term Loan B, 5.052%, (US0003M + 3.000%), 04/04/24	6,669,243	0.8
1,910,000	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.138%, (US0003M + 3.250%), 07/20/20	1,924,722	0.2
EUR 1,350,638	Altran Technologies S.A. EUR 1st Lien Term Loan, 3.250%, (EUR003M + 3.250%), 03/20/25	1,587,451	0.2
120,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.659%, (US0003M + 7.750%), 02/23/26	122,100	0.0
1,462,500	Array Canada Inc. Term Loan B, 7.302%, (US0003M + 5.000%), 02/10/23	1,462,500	0.2
1,895,475	Ascend Learning, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.250%), 07/12/24	1,901,635	0.2
574,658	ASP MCS Acquisition Corp. Term Loan B, 6.730%, (US0003M + 4.750%), 05/18/24	582,559	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
EUR 1,000,000		Assystem SA EUR Term Loan, 6.357%, (EUR003M + 4.250%), 09/27/24	$1,173,727	0.1
805,000		ATS Consolidated, Inc. 2018 1st Lien Term Loan, 5.659%, (US0003M + 3.750%), 02/28/25	812,799	0.1
1,301,738		Big Ass Fans, LLC Term Loan, 6.552%, (US0003M + 4.250%), 05/21/24	1,316,788	0.2
1,231,344		Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.230%, (US0003M + 3.250%), 10/03/23	1,235,320	0.1
137,685		Coinamatic Canada Inc. Canadian 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	137,513	0.0
1,290,250		Colorado Buyer Inc Term Loan B, 5.360%, (US0003M + 3.000%), 05/01/24	1,293,314	0.2
808,387		Convergint Technologies LLC 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 02/03/25	807,377	0.1
86,613	(1)	Convergint Technologies LLC 2018 Delayed Draw Term Loan, 3.561%, (US0003M + 3.000%), 02/03/25	86,505	0.0
1,736,594		DTI Holdco, Inc. 2018 Term Loan B, 8.500%, (PRIME + 3.750%), 10/02/23	1,738,494	0.2
2,756,979		EIG Investors Corp. 2017 Term Loan, 6.317%, (US0003M + 4.000%), 02/09/23	2,774,210	0.3
595,508		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.802%, (US0003M + 3.500%), 06/28/24	599,229	0.1
83,511	(1)	Engineered Machinery Holdings, Inc. 2nd Lien Delayed Draw Term Loan, 9.184%, (US0003M + 7.250%), 07/18/25	84,137	0.0
1,690,762		Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.552%, (US0003M + 3.250%), 07/19/24	1,693,581	0.2
701,489		Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.552%, (US0003M + 7.250%), 07/18/25	706,751	0.1
1,663,200		EVO Payments International Term Loan B, 5.980%, (US0003M + 4.000%), 12/22/23	1,672,556	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,674,783	First American Payment Systems, L.P. 2016 Term Loan, 6.667%, (US0003M + 5.750%), 01/03/24	$1,695,717	0.2
3,411,181	First Data Corporation 2022 USD Term Loan, 3.965%, (US0003M + 2.000%), 07/08/22	3,413,739	0.4
EUR 1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,734,293	0.2
1,000,520	Garda World Security Corporation 2017 Term Loan, 5.506%, (US0003M + 3.000%), 05/24/24	1,012,193	0.1
1,315,000	GreenSky Holdings, LLC 2018 Term Loan B, 5.250%, (US0003M + 3.500%), 03/29/25	1,319,931	0.2
EUR 995,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.500%, (EUR003M + 3.500%), 06/20/23	1,169,021	0.1
2,506,808	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.306%, (US0003M + 3.250%), 06/16/23	2,530,086	0.3
EUR 1,275,211	ION Trading Technologies S.a.r.l. EUR 2017 Term Loan B, 3.750%, (EUR003M + 2.750%), 11/21/24	1,488,923	0.2
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.058%, (US0003M + 8.750%), 04/01/22	1,897,382	0.2
3,016,562	IQOR US Inc. Term Loan B, 7.308%, (US0003M + 5.000%), 04/01/21	3,021,273	0.4
6,016,976	KUEHG Corp.. 2017 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 08/13/22	6,053,078	0.7
1,690,000	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.430%, (US0003M + 3.250%), 03/13/25	1,695,633	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.425%, (US0003M + 7.500%), 03/13/26	1,259,375	0.1
1,157,100	LegalZoom.com, Inc. 1st Lien Term Loan, 6.448%, (US0003M + 4.500%), 11/21/24	1,170,117	0.1
4,560,538	Misys (Finastra) - TL B 1L, 5.807%, (US0003M + 3.500%), 06/13/24	4,496,763	0.5
EUR 1,736,875	Misys (Finastra) Europe SA EUR 1st Lien Term Loan, 4.250%, (EUR003M + 3.250%), 06/13/24	2,024,657	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.557%, (US0003M + 7.250%), 06/13/25	$1,019,594	0.1
4,089,500	NeuStar, Inc. 2018 Term Loan B4, 5.480%, (US0003M + 3.500%), 08/08/24	4,101,854	0.5
439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.302%, (US0003M + 8.000%), 08/08/25	438,778	0.1
4,437,700	Peak 10, Inc. 2017 1st Lien Term Loan, 5.802%, (US0003M + 4.000%), 08/01/24	4,436,315	0.5
900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.608%, (US0003M + 7.750%), 08/01/25	908,156	0.1
4,570,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 12/20/24	4,530,013	0.5
1,305,000	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	1,317,031	0.2
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.407%, (US0003M + 7.500%), 05/01/26	207,563	0.0
490,000	PricewaterhouseCoopers LLP 2018 Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	493,675	0.1
575,000	Prometric Holdings, Inc. 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 01/29/25	578,414	0.1
2,766,100	Red Ventures, LLC 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/08/24	2,804,709	0.3
781,750	Red Ventures, LLC 2nd Lien Term Loan, 9.980%, (US0003M + 8.000%), 11/08/25	799,339	0.1
250,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.107%, (US0003M + 7.000%), 05/29/26	251,250	0.0
1,420,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.607%, (US0003M + 3.250%), 05/30/25	1,422,687	0.2
1,710,713	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/24	1,667,945	0.2
1,457,675	Sandvine Corporation Term Loan B, 8.052%, (US0003M + 5.750%), 09/21/22	1,454,031	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,445,597	Solera Holdings, Inc. USD Term Loan B, 4.730%, (US0001M + 2.750%), 03/03/23	$2,456,296	0.3
3,285,304	Spin Holdco Inc. 2017 Term Loan B, 5.342%, (US0003M + 3.750%), 11/14/22	3,306,718	0.4
3,950,150	Staples, Inc. 2017 Term Loan B, 6.358%, (US0003M + 4.000%), 09/12/24	3,852,743	0.5
2,215,000	Stiphout Finance LLC USD 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/26/22	2,230,228	0.3
1,945,300	SurveyMonkey Inc. 2017 Term Loan, 6.810%, (US0003M + 4.500%), 04/13/24	1,942,868	0.2
789,038	Switch, Ltd. 2017 Term Loan B, 4.226%, (US0003M + 2.250%), 06/27/24	792,120	0.1
EUR 1,135,000	Techem GmbH 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 10/02/24	1,331,137	0.2
681,648	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.490%, (US0003M + 3.500%), 08/28/24	686,121	0.1
401,963	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.730%, (US0003M + 3.750%), 08/25/24	404,140	0.0
EUR 4,255,000	Verisure Holding AB EUR Term Loan B1E, 5.107%, (EUR003M + 3.000%), 10/20/22	4,941,355	0.6
786,188	WASH Multifamily Laundry Systems, LLC 2015 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	785,206	0.1
5,630,888	West Corporation 2017 Term Loan, 5.980%, (US0003M + 4.000%), 10/10/24	5,634,407	0.7
1,865,000	West Corporation 2018 Term Loan B1, 5.480%, (US0003M + 3.500%), 10/10/24	1,866,457	0.2
		128,019,849	15.3

	Cable & Satellite Television: 4.4%
1,970,100	CSC Holdings LLC, 4.169%, (US0003M + 2.250%), 07/17/25	1,964,170	0.2
3,730,000	CSC Holdings, LLC 2018 Term Loan B, 4.419%, (US0003M + 2.500%), 01/25/26	3,734,663	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cable & Satellite Television: (continued)
EUR 990,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	$1,140,643	0.1
4,752,000	Numericable Group SA USD Term Loan B11, 4.730%, (US0003M + 2.750%), 07/31/25	4,676,762	0.6
7,248,895	Radiate Holdco, LLC 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	7,154,202	0.9
1,736,019	Telesat Canada Term Loan B4, 4.810%, (US0003M + 3.000%), 11/17/23	1,745,567	0.2
3,500,000	UPC Financing Partnership USD Term Loan AR, 4.419%, (US0003M + 2.500%), 01/15/26	3,494,257	0.4
4,125,000	Virgin Media Bristol LLC 2017 USD Term Loan, 4.419%, (US0003M + 2.500%), 01/15/26	4,119,200	0.5
6,346,005	WideOpenWest Finance LLC 2017 Term Loan B, 5.189%, (US0003M + 3.250%), 08/18/23	6,119,928	0.7
EUR 2,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/15/25	2,334,264	0.3
		36,483,656	4.4

	Chemicals: 0.4%
3,213,850	HB Fuller - TL B 1L, 3.948%, (US0003M + 2.250%), 10/20/24	3,222,331	0.4

	Chemicals & Plastics: 5.2%
EUR 1,231,250	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,441,193	0.2
1,194,815	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.568%, (US0003M + 3.250%), 09/13/23	1,199,295	0.1
900,162	Allnex USA, Inc. USD Term Loan B3, 5.568%, (US0003M + 3.250%), 09/13/23	903,537	0.1
2,887,970	Alpha 3 B.V. 2017 Term Loan B1, 5.302%, (US0003M + 3.000%), 01/31/24	2,896,544	0.3
2,403,975	Avantor, Inc. 2017 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/21/24	2,427,265	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
EUR 997,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 4.250%, (EUR003M + 4.250%), 11/21/24	$1,176,331	0.1
EUR 997,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,149,365	0.1
2,384,025	Diamond (BC) B.V. USD Term Loan, 5.097%, (US0003M + 3.000%), 09/06/24	2,370,615	0.3
2,217,368	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.480%, (US0001M + 3.500%), 08/01/21	2,230,535	0.3
695,000	Encapsys, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 11/07/24	699,054	0.1
879,355	Ferro Corporation 2018 USD Term Loan B2, 4.357%, (US0003M + 2.250%), 02/14/24	882,652	0.1
860,645	Ferro Corporation 2018 USD Term Loan B3, 4.357%, (US0003M + 2.250%), 02/14/24	863,873	0.1
2,822,925	Ineos US Finance LLC 2017 USD Term Loan B, 3.980%, (US0003M + 2.000%), 03/31/24	2,826,454	0.3
EUR 2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	2,260,165	0.3
1,217,106	KMG Chemicals Inc. Term Loan B, 4.730%, (US0003M + 2.750%), 06/15/24	1,227,756	0.2
1,508,451	Kraton Polymers, LLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/05/25	1,516,228	0.2
2,466,588	MacDermid, Inc. USD Term Loan B6, 4.980%, (US0003M + 3.000%), 06/07/23	2,485,088	0.3
EUR 825,000	Novacap S.A. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/22/23	955,511	0.1
1,607,644	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 4.302%, (US0003M + 2.000%), 07/25/24	1,619,702	0.2
2,818,319	Plaskolite, Inc. 1st Lien Term Loan, 5.811%, (US0003M + 3.500%), 11/03/22	2,821,842	0.3
751,665	PQ Corporation 2018 Term Loan B, 4.480%, (US0003M + 2.500%), 02/08/25	753,622	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
635,000	Prince Minerals, Inc. 2018 1st Lien Term Loan, 5.802%, (US0003M + 3.500%), 03/20/25	$641,350	0.1
527,350	Trinseo Materials Operating S.C.A. 2017 Term Loan, 4.480%, (US0003M + 2.500%), 09/06/24	530,426	0.1
1,510,865	Tronox Blocked Borrower LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	1,520,937	0.2
3,486,610	Tronox Finance LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	3,509,856	0.4
1,666,477	Univar Inc. 2017 USD Term Loan B, 4.480%, (US0003M + 2.500%), 07/01/24	1,677,413	0.2
781,075	Venator Materials Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 08/08/24	790,838	0.1
		43,377,447	5.2

	Clothing/Textiles: 0.3%
2,802,975	Varsity Brands, Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 12/15/24	2,821,954	0.3

	Conglomerates: 0.1%
463,878	Jason Incorporated 1st Lien Term Loan, 6.800%, (US0003M + 4.500%), 06/30/21	457,693	0.1

	Containers & Glass Products: 5.8%
EUR 1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.250%, (EUR003M + 3.250%), 04/22/24	1,168,686	0.1
1,475,000	Albea Beauty Holdings S.A 2018 USD Term Loan, 5.295%, (US0003M + 3.000%), 04/22/24	1,482,375	0.2
3,645,000	Berlin Packaging LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 11/07/25	3,654,871	0.4
1,250,550	BWAY Holding Company 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 04/03/24	1,255,109	0.2
895,506	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/22/24	902,558	0.1
2,702,700	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.308%, (US0003M + 3.000%), 12/29/23	2,701,573	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
EUR 2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR006M + 3.000%), 10/29/22	$3,235,455	0.4
2,014,984	Milacron LLC Amended Term Loan B, 4.480%, (US0003M + 2.500%), 09/28/23	2,018,762	0.2
885,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.407%, (US0003M + 3.500%), 05/01/25	889,978	0.1
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.657%, (US0003M + 7.750%), 05/01/26	228,094	0.0
970,125	Plastipak Packaging, Inc. 2018 Term Loan B, 4.490%, (US0003M + 2.500%), 10/14/24	973,914	0.1
3,287,734	Proampac PG Borrower, LLC 1st LienTerm Loan, 5.514%, (US0003M + 3.500%), 11/18/23	3,309,653	0.4
460,000	Proampac PG Borrower, LLC 2nd Lien Term Loan, 10.461%, (US0003M + 8.500%), 11/18/24	471,500	0.1
10,649,209	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.730%, (US0003M + 3.000%), 02/05/23	10,689,751	1.3
2,837,888	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/31/24	2,844,097	0.3
4,300,293	SIG Combibloc Group AG, 4.730%, (US0001M + 2.750%), 03/13/22	4,331,874	0.5
4,695,000	Titan Acquisition Limited 2018 Term Loan B, 5.056%, (US0003M + 3.500%), 03/28/25	4,670,548	0.6
205,818	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 5.972%, (US0003M + 3.750%), 11/30/23	206,950	0.0
2,042,666	TricorBraun Holdings, Inc. 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 11/30/23	2,053,901	0.3
1,317,588	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.230%, (US0003M + 3.250%), 10/17/24	1,315,117	0.2
315,000	Trident TPI Holdings, Inc. 2018 Term Loan, 5.230%, (US0003M + 3.250%), 10/17/24	314,409	0.0
		48,719,175	5.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cosmetics/Toiletries: 0.3%
EUR 1,000,000		Coty Inc. 2018 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 04/05/25	$1,171,388	0.1
1,573,113		Wellness Merger Sub, Inc. 1st Lien Term Loan, 7.052%, (US0003M + 4.750%), 06/30/24	1,590,483	0.2
			2,761,871	0.3

		Drugs: 1.6%
3,664,707		Alvogen Pharma US, Inc. Term Loan, 6.980%, (US0003M + 5.000%), 04/02/22	3,691,430	0.4
3,725,000		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0003M + 3.500%), 05/04/25	3,722,672	0.5
2,970,000		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.250%, (US0003M + 4.250%), 04/29/24	2,950,695	0.4
1,188,000		Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 03/29/24	1,191,898	0.1
EUR 1,090,107	(1)	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	1,277,008	0.2
EUR 219,893		Nidda Healthcare Holding AG EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	257,594	0.0
			13,091,297	1.6

		Ecological Services & Equipment: 1.4%
3,231,277		4L Holdings, LLC 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 05/08/20	2,912,188	0.3
6,036,415		ADS Waste Hldgs Inc Term Loan, 4.000%, (US0003M + 2.250%), 11/10/23	6,065,371	0.7
470,000		Gopher Resource, LLC 1st Lien Term Loan, 5.478%, (US0003M + 3.250%), 03/06/25	473,966	0.1
2,394,000		Wrangler Buyer Corp. Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	2,403,423	0.3
			11,854,948	1.4

		Electronics/Electrical: 18.5%
860,000		ABC Financial Services, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 01/02/25	865,375	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
3,287,318	Aptean, Inc. 2017 1st Lien Term Loan, 6.560%, (US0003M + 4.250%), 12/20/22	$3,296,769	0.4
2,293,489	ASG Technologies Group, Inc. 2018 Term Loan, 5.480%, (US0003M + 3.500%), 07/31/24	2,300,657	0.3
EUR 469,371	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	551,119	0.1
2,962,750	Avast Software B.V. 2018 USD Term Loan B, 4.493%, (US0003M + 2.500%), 09/30/23	2,980,343	0.4
3,190,000	Barracuda Networks, Inc. 1st Lien Term Loan, 5.168%, (US0003M + 3.250%), 02/12/25	3,208,441	0.4
285,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.168%, (US0003M + 7.250%), 02/12/26	286,900	0.0
EUR 1,636,397	BMC Software Finance, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR003M + 3.750%), 09/10/22	1,917,515	0.2
6,953,458	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 09/10/22	6,970,119	0.8
5,335,863	Compuware Corporation Term Loan B3, 5.480%, (US0003M + 3.500%), 12/15/21	5,387,914	0.6
5,383,528	Dell International LLC 2017 Term Loan B, 3.990%, (US0003M + 2.000%), 09/07/23	5,384,971	0.6
5,119,942	Epicor Software Corporation 1st Lien Term Loan, 5.240%, (US0003M + 3.750%), 06/01/22	5,151,486	0.6
1,263,650	Exact Merger Sub LLC 1st Lien Term Loan, 6.552%, (US0003M + 4.250%), 09/27/24	1,275,101	0.2
1,445,899	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.101%, (US0003M + 3.000%), 04/06/20	1,455,840	0.2
980,625	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.802%, (US0003M + 6.500%), 04/05/21	983,894	0.1
6,444,272	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.230%, (US0003M + 2.250%), 02/15/24	6,471,260	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
EUR 1,975,100	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	$2,321,500	0.3
2,138,120	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.802%, (US0003M + 3.500%), 12/01/23	2,152,597	0.3
6,174,658	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 07/01/22	6,233,188	0.7
4,008,282	Informatica Corporation 2018 USD Term Loan, 5.230%, (US0003M + 3.250%), 08/05/22	4,039,178	0.5
6,138,116	Kronos Incorporated 2017 Term Loan B, 5.357%, (US0003M + 3.000%), 11/01/23	6,179,272	0.7
1,319,625	Lully Finance LLC USD Term Loan B3, 5.460%, (US0001M + 3.500%), 10/14/22	1,322,924	0.2
757,783	MA FinanceCo., LLC USD Term Loan B3, 4.730%, (US0001M + 2.750%), 06/21/24	752,573	0.1
1,590,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.613%, (US0003M + 3.250%), 02/07/25	1,585,777	0.2
495,529	MaxLinear, Inc. Term Loan B, 4.419%, (US0003M + 2.500%), 05/12/24	496,768	0.1
840,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.468%, (US0003M + 8.500%), 09/29/25	854,000	0.1
6,869,350	McAfee, LLC 2017 USD Term Loan B, 6.468%, (US0003M + 4.500%), 09/30/24	6,938,043	0.8
5,131,033	MH Sub I, LLC 2017 1st Lien Term Loan, 5.684%, (US0003M + 3.750%), 09/13/24	5,140,654	0.6
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.434%, (US0003M + 7.500%), 09/15/25	1,525,100	0.2
1,007,020	Optiv Security, Inc. 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 02/01/24	984,991	0.1
4,210,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.576%, (US0003M + 4.250%), 05/16/25	4,218,770	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.576%, (US0003M + 8.250%), 05/16/26	$1,613,220	0.2
6,429,303	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.362%, (US0003M + 3.000%), 11/03/23	6,402,513	0.8
4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.240%, (US0003M + 3.250%), 04/24/22	4,763,680	0.6
975,993	Rovi Solutions Corporation Term Loan B, 4.490%, (US0003M + 2.500%), 07/02/21	980,263	0.1
4,443,750	RP Crown Parent LLC Term Loan B, 4.730%, (US0003M + 3.500%), 10/12/23	4,464,582	0.5
5,117,492	Seattle Spinco, Inc. USD Term Loan B3, 4.730%, (US0003M + 2.750%), 06/21/24	5,112,692	0.6
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/18/24	1,110,111	0.1
4,834,179	SkillSoft Corporation 1st Lien Term Loan, 6.898%, (US0003M + 4.750%), 04/28/21	4,557,939	0.5
5,845,350	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.980%, (US0003M + 3.000%), 02/05/24	5,880,223	0.7
1,375,000	SonicWALL, Inc. 1st Lien Term Loan, 5.826%, (US0003M + 3.500%), 05/01/25	1,376,719	0.2
570,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.826%, (US0003M + 7.500%), 05/01/26	567,150	0.1
1,896,329	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 04/16/25	1,909,258	0.2
5,064,981	SS&C Technologies Inc. 2018 Term Loan B3, 4.480%, (US0003M + 2.500%), 04/16/25	5,099,514	0.6
3,839,525	TTM Technologies, Inc. 2017 Term Loan, 4.407%, (US0003M + 2.500%), 09/28/24	3,853,923	0.5
5,497,619	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.802%, (US0003M + 4.500%), 01/27/23	5,212,430	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
6,700,568	Western Digital Corporation 2018 Term Loan B4, 3.710%, (US0003M + 1.750%), 04/29/23	$6,727,786	0.8
1,976,000	Xperi Corporation 2018 Term Loan B1, 4.480%, (US0003M + 2.500%), 12/01/23	1,977,646	0.2
		154,842,688	18.5

	Entertainment: 0.4%
2,893,218	Twin River Management Group, Inc. Term Loan, 5.802%, (US0003M + 3.500%), 07/10/20	2,914,917	0.4

	Financial Intermediaries: 2.8%
1,555,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.107%, (US0003M + 3.000%), 05/23/25	1,558,887	0.2
805,600	Blucora, Inc. 2017 Term Loan B, 5.056%, (US0003M + 3.000%), 05/22/24	810,299	0.1
2,720,000	Duff & Phelps Corporation 2017 Term Loan B, 5.552%, (US0003M + 3.250%), 02/13/25	2,724,858	0.3
937,650	Edelman Financial Group, The 2017 Term Loan B, 6.732%, (US0003M + 4.250%), 11/11/24	945,122	0.1
2,035,791	FinCo I LLC 2017 Term Loan B, 4.480%, (US0003M + 2.500%), 12/27/22	2,046,733	0.3
6,860,656	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.302%, (US0003M + 3.000%), 12/01/22	6,913,826	0.8
2,036,125	Focus Financial Partners, LLC 2018 1st Lien Term Loan, 5.052%, (US0003M + 2.750%), 07/03/24	2,047,155	0.3
5,300,017	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.556%, (US0003M + 2.250%), 09/23/24	5,309,954	0.6
867,803	Priority Payment Systems LLC Term Loan, 6.990%, (US0003M + 5.000%), 01/03/23	878,651	0.1
		23,235,485	2.8

	Food Products: 3.4%
1,263,650	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.863%, (US0003M + 3.500%), 07/07/24	1,273,127	0.1
875,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.730%, (US0003M + 2.750%), 03/31/25	881,016	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
876,101	CSM Bakery Solutions LLC 1st Lien Term Loan, 6.310%, (US0003M + 4.000%), 07/03/20	$862,687	0.1
2,968,065	Del Monte Foods, Inc. 1st Lien Term Loan, 5.583%, (US0003M + 3.250%), 02/18/21	2,453,601	0.3
4,620,652	Hostess Brands, LLC 2017 Repriced Term Loan, 4.230%, (US0003M + 2.250%), 08/03/22	4,642,106	0.5
4,645,000	IRB Holding Corp 1st Lien Term Loan, 5.214%, (US0003M + 3.250%), 02/05/25	4,679,838	0.6
3,212,538	JBS USA, LLC 2017 Term Loan B, 4.678%, (US0003M + 2.500%), 10/30/22	3,208,236	0.4
4,000,000	JBS USA, LLC 2018 Term Loan B, 4.607%, (US0003M + 2.500%), 10/30/22	3,994,644	0.5
1,756,725	NPC International, Inc. 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 04/19/24	1,775,390	0.2
605,000	NPC International, Inc. 2nd Lien Term Loan, 9.480%, (US0003M + 7.500%), 04/18/25	620,125	0.1
EUR 2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 03/06/25	3,235,203	0.4
EUR 1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,175,313	0.1
		28,801,286	3.4

	Food Service: 2.7%
4,329,369	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.230%, (US0003M + 2.250%), 02/16/24	4,333,409	0.5
2,160,210	CEC Entertainment Concepts, L.P. Term Loan, 5.230%, (US0003M + 3.250%), 02/14/21	2,026,996	0.2
570,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.480%, (US0003M + 4.500%), 04/07/25	576,413	0.1
4,912,322	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.708%, (US0003M + 2.750%), 10/04/23	4,947,770	0.6
2,235,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/23/25	2,229,430	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
725,000	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.184%, (US0003M + 3.250%), 03/07/25	$729,380	0.1
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.684%, (US0003M + 6.750%), 03/06/26	398,950	0.1
1,922,564	Manitowoc Foodservice, Inc. Term Loan B, 4.730%, (US0003M + 3.000%), 03/03/23	1,930,952	0.2
1,705,000	Tacala, LLC 1st Lien Term Loan, 5.159%, (US0003M + 3.250%), 01/31/25	1,717,788	0.2
345,000	Tacala, LLC 2nd Lien Term Loan, 8.909%, (US0003M + 7.000%), 01/30/26	348,450	0.0
3,438,750	US Foods, Inc. 2016 Term Loan B, 4.480%, (US0003M + 2.750%), 06/27/23	3,459,169	0.4
		22,698,707	2.7

	Food/Drug Retailers: 3.0%
4,110,725	Albertsons, LLC USD 2017 Term Loan B4, 4.730%, (US0001M + 2.750%), 08/25/21	4,074,115	0.5
4,489,791	Albertsons, LLC USD 2017 Term Loan B6, 5.319%, (US0003M + 3.000%), 06/22/23	4,442,087	0.5
1,496,216	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 09/26/24	1,320,410	0.2
1,165,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.730%, (US0003M + 7.750%), 09/26/25	917,438	0.1
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 5.607%, (EUR003M + 3.500%), 05/09/25	1,166,310	0.1
2,805,000	EG Finco Limited 2018 USD Term Loan, 6.140%, (US0003M + 4.000%), 02/07/25	2,802,077	0.3
525,000	EG Group Limited 2018 USD Term Loan B, 6.107%, (US0003M + 4.000%), 02/06/25	523,851	0.1
4,095,712	Moran Foods LLC Term Loan, 7.980%, (US0003M + 6.000%), 12/05/23	3,327,766	0.4
910,075	Portillos Holdings, LLC 1st Lien Term Loan, 6.802%, (US0003M + 4.500%), 08/02/21	910,644	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: (continued)
1,950,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 11/15/22	$1,911,609	0.2
1,492,602	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.480%, (US0003M + 3.500%), 06/08/24	1,493,908	0.2
2,487,670	Supervalu Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 06/08/24	2,489,847	0.3
		25,380,062	3.0

	Forest Products: 0.2%
1,870,313	Blount International Inc. USD 2017 Term Loan B, 6.157%, (US0003M + 4.250%), 04/12/23	1,896,029	0.2

	Health Care: 14.9%
3,978,455	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 02/16/23	4,010,779	0.5
3,640,000	ADMI Corp. 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 04/04/25	3,653,082	0.4
2,085,670	Air Methods Corporation 2017 Term Loan B, 5.802%, (US0003M + 3.500%), 04/21/24	2,076,219	0.3
1,874,932	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.428%, (US0003M + 3.500%), 05/10/23	1,878,740	0.2
5,148,683	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.302%, (US0003M + 3.000%), 01/17/22	5,174,426	0.6
1,555,931	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.552%, (US0003M + 4.000%), 09/01/24	1,558,606	0.2
3,912,780	Catalent Pharma Solutions Inc. USD Term Loan B, 4.230%, (US0001M + 2.750%), 05/20/24	3,932,039	0.5
7,375,500	Change Healthcare Holdings LLC 2017 Term Loan B, 4.730%, (US0001M + 2.750%), 03/01/24	7,380,766	0.9
5,169,594	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.358%, (US0003M + 3.000%), 06/07/23	5,212,134	0.6
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/28/25	1,170,950	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
605,425	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.250%), 06/28/24	$607,695	0.1
2,329,363	Concentra Inc. 2018 1st Lien Term Loan, 4.660%, (US0003M + 2.750%), 06/01/22	2,348,289	0.3
EUR 1,000,000	Constantin Investissement 4 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 04/22/24	1,171,810	0.1
4,272,112	Cotiviti Corporation Term Loan B, 4.560%, (US0003M + 2.500%), 09/28/23	4,288,133	0.5
751,563	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.490%, (US0003M + 4.500%), 12/20/24	760,018	0.1
2,119,124	Envision Healthcare Corp Term Loan B, 4.990%, (US0003M + 3.000%), 12/01/23	2,127,401	0.3
3,903,341	ExamWorks Group, Inc. 2017 Term Loan, 5.230%, (US0003M + 3.250%), 07/27/23	3,935,544	0.5
7,741,659	Global Medical Response, Inc. 2018 Term Loan B1, 5.173%, (US0003M + 3.250%), 04/28/22	7,744,345	0.9
1,674,134	Greenway Health, LLC 2017 1st Lien Term Loan, 6.050%, (US0003M + 4.250%), 02/14/24	1,677,273	0.2
2,371,038	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.005%, (US0003M + 2.250%), 01/31/25	2,380,612	0.3
2,665,000	Inovalon Holdings, Inc. 2018 Term Loan B, 5.438%, (US0003M + 3.500%), 04/02/25	2,615,863	0.3
4,391,979	Jaguar Holding Company II 2018 Term Loan, 4.649%, (US0003M + 2.500%), 08/18/22	4,394,381	0.5
1,300,150	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.552%, (US0003M + 3.250%), 02/02/24	1,308,601	0.2
2,869,510	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.052%, (US0003M + 2.750%), 06/07/23	2,879,502	0.3
1,961,491	nThrive, Inc. 2016 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 10/20/22	1,964,555	0.2
4,895,000	NVA Holdings, Inc. Term Loan B3, 5.052%, (US0003M + 2.750%), 02/02/25	4,910,297	0.6
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,002,402		Owens & Minor, Inc. Term Loan B, 6.480%, (US0003M + 4.500%), 05/01/25	$984,028	0.1
4,632,720		Parexel International Corporation Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	4,632,720	0.6
2,070,040		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.684%, (US0003M + 2.750%), 02/14/25	2,051,927	0.3
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.184%, (US0003M + 6.250%), 02/13/26	100,375	0.0
608,835	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 1.000%, (US0003M + 2.750%), 02/14/25	603,508	0.1
1,915,000		PharMerica Corporation 1st Lien Term Loan, 5.428%, (US0003M + 3.500%), 12/06/24	1,922,980	0.2
1,135,625		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/21/23	1,141,777	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.480%, (US0003M + 7.250%), 10/21/24	102,957	0.0
1,679,576		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.438%, (US0003M + 5.500%), 02/22/24	1,683,775	0.2
3,341,250		Select Medical Corporation 2017 Term Loan B, 4.681%, (US0003M + 2.750%), 03/01/21	3,373,620	0.4
5,795,101		Sotera Health Holdings, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 05/15/22	5,824,077	0.7
2,835,750		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.350%, (US0001M + 3.250%), 09/02/24	2,835,750	0.3
3,182,850		Team Health Holdings, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 02/06/24	3,077,418	0.4
932,950		Tecomet Inc. 2017 Repriced Term Loan, 5.414%, (US0003M + 3.750%), 05/01/24	941,113	0.1
2,018,166		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.980%, (US0003M + 3.000%), 06/23/24	2,026,576	0.2
6,847,412		U.S. Renal Care, Inc. 2015 Term Loan B, 6.552%, (US0003M + 4.250%), 12/31/22	6,820,022	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,975,000	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/17/25	$1,980,710	0.2
1,330,515	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4, 5.420%, (US0001M + 3.500%), 04/01/22	1,335,297	0.2
638,150	Vizient, Inc. 1st Lien Term Loan B, 4.730%, (US0001M + 3.500%), 02/13/23	643,733	0.1
967,575	Wink Holdco, Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 12/02/24	965,115	0.1
575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.740%, (US0003M + 6.750%), 11/03/25	575,000	0.1
		124,784,538	14.9

	Healthcare - Products: 0.2%
1,955,175	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.750%), 08/30/24	1,955,582	0.2

	Home Furnishings: 0.6%
1,422,850	Global Appliance Inc. Term Loan B, 5.990%, (US0003M + 4.000%), 09/29/24	1,448,194	0.2
2,851,464	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/02/22	2,848,790	0.3
1,046,464	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.724%, (US0003M + 3.500%), 11/08/23	927,755	0.1
		5,224,739	0.6

	Industrial Equipment: 3.3%
887,521	Accudyne Industries, LLC 2017 Term Loan, 5.230%, (US0003M + 3.750%), 08/18/24	891,404	0.1
2,024,966	Columbus McKinnon Corporation 2018 Term Loan B, 4.802%, (US0003M + 2.500%), 01/31/24	2,041,368	0.2
6,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.909%, (US0003M + 4.000%), 11/30/23	6,122,477	0.7
1,642,353	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 12/20/24	1,656,211	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
1,088,576	ExGen Renewables IV, LLC Term Loan B, 5.307%, (US0003M + 3.000%), 11/28/24	$1,095,380	0.1
1,220,000	Filtration Group Corporation 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 03/29/25	1,228,006	0.1
EUR 3,980,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	4,661,545	0.6
3,111,331	Gardner Denver, Inc. 2017 USD Term Loan B, 5.052%, (US0003M + 2.750%), 07/30/24	3,128,832	0.4
1,182,000	Global Brass & Copper, Inc. 2016 Term Loan B, 4.500%, (US0003M + 2.500%), 07/18/23	1,190,126	0.1
1,205,000	Horizon Global Corporation 2018 Term Loan B, 7.107%, (US0003M + 5.000%), 02/16/24	1,138,725	0.1
1,252,150	Kenan Advantage Group, Inc. 2015 Term Loan, 4.980%, (US0003M + 3.000%), 07/31/22	1,256,323	0.2
380,780	Kenan Advantage Group, Inc. CAD Term Loan B, 4.980%, (US0003M + 3.000%), 07/31/22	382,049	0.0
713,827	Rexnord LLC 2017 Term Loan B, 4.211%, (US0003M + 2.250%), 08/21/24	717,842	0.1
745,000	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.500%, (US0003M + 3.500%), 02/28/25	748,493	0.1
445,000	Safe Fleet Acquisition, Corp. 2018 1st Lien Term Loan, 4.910%, (US0003M + 3.000%), 02/01/25	444,166	0.1
410,000	Safe Fleet Acquisition, Corp. 2018 2nd Lien Term Loan, 8.660%, (US0003M + 6.750%), 02/01/26	410,769	0.1
450,000	Waterjet Holdings, Inc. Term Loan, 5.041%, (US0003M + 3.000%), 04/03/25	452,531	0.1
		27,566,247	3.3

	Insurance: 6.3%
5,945,100	Acrisure, LLC 2017 Term Loan B, 6.609%, (US0003M + 4.250%), 11/22/23	5,995,633	0.7
6,812,540	Alliant Holdings I, Inc. 2018 Term Loan B, 4.929%, (US0003M + 3.000%), 05/09/25	6,815,892	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
3,851,250	AmWINS Group, Inc. 2017 Term Loan B, 4.697%, (US0001M + 2.750%), 01/25/24	$3,864,356	0.5
500,000	AmWINS Group, Inc. Second Lien, 8.730%, (US0003M + 6.750%), 01/25/25	505,209	0.0
2,621,825	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 09/19/24	2,644,221	0.3
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.302%, (US0003M + 7.000%), 09/19/25	674,375	0.1
3,880,718	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.230%, (US0003M + 3.250%), 10/22/24	3,887,994	0.5
2,342,300	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 04/27/24	2,350,840	0.3
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.730%, (US0003M + 6.750%), 04/27/25	192,375	0.0
752,922	CH Hold Corp. 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	756,687	0.1
6,510,000	Hub International Limited 2018 Term Loan B, 5.360%, (US0003M + 3.000%), 04/25/25	6,510,000	0.8
4,641,250	NFP Corp. Term Loan B, 4.980%, (US0003M + 3.500%), 01/08/24	4,648,987	0.5
3,243,333	Sedgwick, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 03/01/21	3,244,345	0.4
5,900,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.730%, (US0003M + 5.750%), 02/28/22	5,935,034	0.7
3,417,825	USI, Inc. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 05/16/24	3,430,642	0.4
1,558,676	VF Holding Corp Reprice Term Loan, 5.230%, (US0003M + 3.250%), 06/30/23	1,563,439	0.2
		53,020,029	6.3

	Leisure Good/Activities/Movies: 6.6%
3,150,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.857%, (US0003M + 3.750%), 05/24/25	3,153,938	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,085,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.468%, (US0003M + 4.500%), 04/25/25	$1,087,712	0.1
460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.857%, (US0003M + 8.750%), 04/27/26	448,500	0.1
1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.890%, (US0003M + 3.250%), 09/18/24	1,679,619	0.2
EUR 500,000	Crown Finance US, Inc. 2018 EUR Term Loan, 2.625%, (EUR003M + 2.625%), 02/28/25	584,160	0.1
4,765,000	Crown Finance US, Inc. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/28/25	4,752,425	0.6
5,052,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/01/24	5,035,746	0.6
4,158,105	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 03/08/24	4,178,247	0.5
350,000	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 8.980%, (US0003M + 7.000%), 09/06/24	358,750	0.0
5,680,858	Fitness International, LLC 2018 Term Loan B, 5.530%, (US0003M + 3.250%), 04/18/25	5,715,653	0.7
EUR 2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	2,347,736	0.3
EUR 2,000,000	GVC Holdings PLC 2018 EUR Term Loan, 2.750%, (EUR003M + 2.750%), 03/29/24	2,339,076	0.3
1,625,000	GVC Holdings PLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/29/24	1,631,094	0.2
EUR 1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/13/24	1,164,667	0.1
2,721,937	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 6.230%, (US0003M + 4.250%), 06/28/24	2,752,491	0.3
4,328,565	LTF Merger Sub, Inc. 2017 Term Loan B, 5.056%, (US0003M + 2.750%), 06/10/22	4,341,079	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
EUR 1,316,387	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 01/03/24	$1,549,184	0.2
1,469,499	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.339%, (US0003M + 7.000%), 01/23/23	1,484,194	0.2
4,685,699	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.552%, (US0003M + 3.250%), 07/21/22	4,709,127	0.6
882,728	SRAM, LLC 2018 Term Loan B, 4.842%, (US0003M + 2.750%), 03/15/24	887,142	0.1
EUR 1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 06/29/24	1,179,097	0.1
1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 5.547%, (US0003M + 3.500%), 11/08/23	1,100,190	0.1
EUR 1,000,000	Zodiac Pool Solutions LLC 2018 EUR Term Loan B, 4.857%, (EUR003M + 2.750%), 03/07/25	1,171,973	0.1
1,545,000	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.357%, (US0003M + 2.250%), 03/31/25	1,551,083	0.2
		55,202,883	6.6

	Lodging & Casinos: 5.1%
9,649,751	Amaya Hldgs B V 2018 USD Term Loan B, 5.325%, (US0003M + 3.000%), 04/06/25	9,672,312	1.2
545,875	Belmond Interfin Ltd. Dollar Term Loan, 4.730%, (US0003M + 2.750%), 07/03/24	547,922	0.1
7,840,350	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.730%, (US0003M + 2.750%), 12/22/24	7,855,749	0.9
529,825	CBAC Borrower, LLC 2017 Term Loan B, 5.980%, (US0003M + 4.000%), 07/05/24	534,461	0.1
2,704,563	CityCenter Holdings, LLC 2017 Term Loan B, 4.230%, (US0003M + 2.250%), 04/18/24	2,710,196	0.3
2,625,163	Everi Payments Inc. Term Loan B, 4.980%, (US0003M + 3.000%), 05/09/24	2,642,116	0.3
3,127,163	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/20/24	3,134,980	0.4
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
870,000		Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 8.970%, (US0003M + 7.000%), 10/20/25	$889,575	0.1
8,720,868		Scientific Games International, Inc. 2018 Term Loan B5, 4.730%, (US0003M + 2.750%), 08/14/24	8,765,833	1.0
5,761,487		Station Casinos LLC 2016 Term Loan B, 4.490%, (US0003M + 2.500%), 06/08/23	5,772,901	0.7
			42,526,045	5.1

		Nonferrous Metals/Minerals: 1.4%
1,937,813		Fairmount Santrol, Inc. 2017 Term Loan B, 8.302%, (US0003M + 6.000%), 11/01/22	1,947,502	0.2
3,300,000		U.S. Silica Company 2018 Term Loan B, 5.813%, (US0003M + 4.000%), 05/01/25	3,329,288	0.4
6,375,000		Unimin Corporation Term Loan, 5.857%, (US0003M + 3.750%), 04/09/25	6,392,263	0.8
			11,669,053	1.4

		Oil & Gas: 1.9%
1,110,000		Brazos Delaware II, LLC Term Loan B, 5.948%, (US0003M + 4.000%), 05/21/25	1,110,000	0.1
650,641		Crestwood Holdings LLC 2018 Term Loan B, 9.420%, (US0003M + 7.500%), 03/06/23	644,948	0.1
2,711,565		FTS International, Inc. New Term Loan B, 6.730%, (US0003M + 4.750%), 04/16/21	2,733,033	0.3
1,401,488		Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.830%, (US0003M + 4.500%), 12/23/24	1,397,984	0.2
6,525,750	(2),(3)	HGIM Corp. Term Loan B, 5.607%, 06/18/20	2,724,501	0.3
2,005,000		McDermott Technology Americas Inc 2018 1st Lien Term Loan, 6.908%, (US0003M + 5.000%), 05/10/25	2,025,551	0.3
2,698,238		Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 10/30/24	2,660,295	0.3
807,058		MEG Energy Corp. 2017 Term Loan B, 5.810%, (US0003M + 3.500%), 12/31/23	809,580	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
1,765,575		Navitas Midstream Midland Basin, LLC Term Loan B, 6.434%, (US0003M + 4.500%), 12/13/24	$1,766,678	0.2
			15,872,570	1.9

		Publishing: 1.0%
3,470,000		Meredith Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 01/31/25	3,486,809	0.4
2,974,974		Merrill Communications, LLC 2015 Term Loan, 7.609%, (US0003M + 5.250%), 06/01/22	3,004,724	0.4
1,950,510		Tribune Media Company Term Loan C, 4.980%, (US0003M + 3.000%), 01/27/24	1,954,151	0.2
236,728		Tribune Media Company Term Loan, 4.980%, (US0003M + 3.000%), 12/27/20	237,429	0.0
			8,683,113	1.0

		Radio & Television: 3.8%
2,757,904		A-L Parent LLC 2016 1st Lien Term Loan, 5.240%, (US0003M + 3.250%), 12/01/23	2,782,036	0.3
92,314		A-L Parent LLC 2017 1st Lien Term Loan, 5.357%, (US0003M + 3.250%), 12/01/23	92,919	0.0
3,269,445		CBS Radio Inc. 2017 Term Loan B, 4.698%, (US0003M + 2.750%), 11/17/24	3,264,679	0.4
4,788,591	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 5.240%, (US0003M + 3.250%), 12/19/20	4,179,243	0.5
2,160,000		Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.211%, (US0003M + 2.250%), 03/24/25	2,162,700	0.3
410,926		Mission Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	412,467	0.1
3,198,949		Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	3,210,945	0.4
7,900,000		Sinclair Television Group Inc. 2017 Term Loan B, 4.607%, (US0003M + 2.500%), 12/12/24	7,910,823	0.9
7,988,815		Univision Communications Inc. Term Loan C5, 4.730%, (US0003M + 2.750%), 03/15/24	7,718,642	0.9
			31,734,454	3.8
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): 8.3%
1,224,042	Abercrombie & Fitch Management Co. Term Loan B, 5.730%, (US0003M + 3.750%), 08/07/21	$1,227,102	0.2
1,491,780	Academy, Ltd. 2015 Term Loan B, 5.942%, (US0003M + 4.000%), 07/01/22	1,186,898	0.1
3,217,708	Ascena Retail Group, Inc. 2015 Term Loan B, 6.500%, (US0003M + 4.500%), 08/21/22	2,825,148	0.3
1,990,000	Bass Pro Group, LLC Term Loan B, 6.980%, (US0003M + 5.000%), 09/25/24	2,002,127	0.2
4,392,820	Belk, Inc. TL B 1L, 7.087%, (US0003M + 4.750%), 12/12/22	3,425,029	0.4
6,155,671	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.423%, (US0003M + 3.750%), 02/03/24	6,175,289	0.7
1,244,692	BJs Wholesale Club, Inc. 2017 2nd Lien Term Loan, 9.423%, (US0003M + 7.500%), 02/03/25	1,261,583	0.2
2,738,414	General Nutrition Centers, Inc. 2018 Term Loan B, 10.740%, (US0003M + 8.750%), 03/04/21	2,616,328	0.3
634,233	General Nutrition Centers, Inc. FILO Term Loan, 8.990%, (US0003M + 7.000%), 12/31/22	656,431	0.1
5,454,875	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.480%, (US0003M + 2.500%), 08/18/23	5,468,173	0.7
4,695,373	Jo-Ann Stores, Inc. 2016 Term Loan, 7.509%, (US0003M + 5.000%), 10/20/23	4,674,831	0.6
545,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.581%, (US0003M + 9.250%), 05/02/24	540,913	0.1
3,700,478	Leslies Poolmart, Inc. 2016 Term Loan, 5.480%, (US0003M + 3.500%), 08/16/23	3,728,694	0.5
4,514,044	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.407%, (US0003M + 3.500%), 03/20/25	4,555,384	0.5
516,633	National Vision, Inc. 2017 Repriced Term Loan, 4.730%, (US0003M + 2.750%), 11/20/24	516,633	0.1
4,184,089	Neiman Marcus Group, Inc. (The) 2020 TL B, 5.173%, (US0003M + 3.250%), 10/25/20	3,712,073	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
3,130,966	Party City Holdings Inc. 2018 Term Loan B, 4.941%, (US0003M + 2.750%), 08/19/22	$3,147,597	0.4
EUR 3,909,551	Peer Holding B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/13/25	4,556,752	0.5
5,669,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.609%, (US0003M + 3.250%), 01/26/23	4,009,147	0.5
12,619,798	PetSmart, Inc., 4.920%, (US0003M + 3.000%), 03/11/22	9,884,003	1.2
2,845,000	Shutterfly, Inc. Term Loan B2, 4.730%, (US0003M + 2.750%), 08/17/24	2,866,781	0.3
		69,036,916	8.3

	Steel: 0.4%
3,665,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.423%, (US0003M + 3.500%), 02/12/25	3,690,197	0.4

	Surface Transport: 1.3%
737,550	AI Mistral Holdco Limited 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 03/09/24	735,936	0.1
4,763,063	Navistar International Corporation 2017 1st Lien Term Loan B, 5.430%, (US0003M + 3.500%), 11/06/24	4,801,762	0.6
1,987,740	OSG Bulk Ships, Inc OBS Term Loan, 6.770%, (US0003M + 4.250%), 08/05/19	1,972,832	0.2
656,700	PODS, LLC Term Loan B3, 4.928%, (US0003M + 3.000%), 12/06/24	658,547	0.1
2,532,357	XPO Logistics, Inc. 2018 Term Loan B, 3.961%, (US0003M + 2.000%), 02/24/25	2,541,423	0.3
		10,710,500	1.3

	Telecommunications: 7.8%
2,717,500	Altice Financing SA 2017 USD Term Loan B, 5.098%, (US0003M + 2.750%), 07/15/25	2,678,436	0.3
1,960,150	Altice Financing SA USD 2017 1st Lien Term Loan, 5.098%, (US0003M + 2.750%), 01/31/26	1,936,138	0.2
705,000	Asurion LLC 2017 2nd Lien Term Loan, 7.980%, (US0003M + 6.000%), 08/04/25	722,625	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
6,291,488	Asurion LLC 2017 Term Loan B4, 4.730%, (US0003M + 2.750%), 08/04/22	$6,320,982	0.7
5,577,381	Asurion LLC 2018 Term Loan B6, 4.730%, (US0003M + 2.750%), 11/03/23	5,606,763	0.7
4,384,013	Avaya, Inc. Exit Term Loan B, 6.684%, (US0003M + 4.750%), 12/15/24	4,416,108	0.5
5,905,200	CenturyLink, Inc. 2017 Term Loan B, 4.730%, (US0003M + 2.750%), 01/31/25	5,839,824	0.7
1,970,377	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/24/22	1,920,084	0.2
3,168,418	Consolidated Communications, Inc. 2016 Term Loan B, 4.990%, (US0003M + 3.000%), 10/04/23	3,149,274	0.4
1,495,944	Global Tel*Link Corporation 1st Lien Term Loan, 6.302%, (US0003M + 4.000%), 05/23/20	1,508,099	0.2
1,700,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.552%, (US0003M + 7.750%), 11/23/20	1,709,916	0.2
EUR 1,000,000	GTT Communications, Inc. 2018 EUR Term Loan, 5.357%, (EUR003M + 3.250%), 04/26/25	1,167,954	0.1
2,290,000	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 11/15/24	2,303,836	0.3
985,000	Numericable Group SA USD Term Loan B12, 5.348%, (US0003M + 3.000%), 01/31/26	971,456	0.1
2,254,725	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 11/01/24	2,275,511	0.3
600,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.607%, (US0003M + 4.500%), 11/01/24	603,750	0.1
1,845,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/25	1,849,996	0.2
5,103,450	Sprint Communications, Inc. 1st Lien Term Loan B, 4.500%, (US0003M + 2.500%), 02/02/24	5,109,829	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
2,665,000	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 6.928%, (US0003M + 5.000%), 03/09/23	$2,690,651	0.3
935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 10.928%, (US0003M + 9.000%), 03/11/24	931,494	0.1
4,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.357%, (US0003M + 2.250%), 08/17/26	4,127,578	0.5
EUR 500,000	Telenet International Finance S.a.r.l. EUR Term Loan AM, 2.750%, (EUR003M + 2.750%), 12/15/27	584,224	0.1
EUR 500,000	Telenet International Finance S.a.r.l. EUR Term Loan AO, 4.607%, (EUR003M + 2.500%), 12/15/27	584,224	0.1
3,110,000	Telenet International Finance S.a.r.l. USD Term Loan AL, 4.419%, (US0003M + 2.500%), 03/01/26	3,110,324	0.4
1,462,007	U.S. Telepacific Corporation 2017 Term Loan B, 7.302%, (US0003M + 5.000%), 05/02/23	1,439,467	0.2
1,567,261	Windstream Corporation Repriced Term Loan B6, 5.940%, (US0003M + 4.000%), 03/29/21	1,506,529	0.2
		65,065,072	7.8

	Utilities: 4.5%
4,987,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.480%, (US0003M + 2.500%), 01/15/25	4,988,393	0.6
2,913,125	Dayton Power & Light Company (The) Term Loan B, 3.990%, (US0003M + 3.250%), 08/24/22	2,925,870	0.4
4,016,006	Dynegy Inc. 2017 Term Loan C2, 4.461%, (US0003M + 2.500%), 02/07/24	4,023,536	0.5
1,382,954	EFS Cogen Holdings I LLC 2016 Term Loan B, 5.560%, (US0003M + 3.500%), 06/28/23	1,388,140	0.2
1,515,538	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.740%, (US0003M + 4.750%), 12/17/22	1,530,693	0.2
1,080,000	Frontera Generation Holdings LLC 2018 Term Loan B, 6.159%, (US0003M + 4.250%), 05/02/25	1,083,825	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
2,151,685	Helix Gen Funding, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 06/02/24	$2,160,595	0.3
2,382,625	Longview Power LLC Term Loan B, 8.360%, (US0003M + 6.000%), 04/13/21	2,049,057	0.2
828,397	Middle River Power LLC Term Loan B, 9.302%, (US0003M + 7.000%), 10/18/22	774,552	0.1
1,149,141	Nautilus Power, LLC Term Loan B, 6.230%, (US0003M + 4.250%), 05/16/24	1,160,453	0.1
1,889,125	Southeast PowerGen, LLC Term Loan B, 5.490%, (US0003M + 3.500%), 12/02/21	1,775,778	0.2
5,226,696	TEX Operations Co. LLC Exit Term Loan B, 4.480%, (US0003M + 2.500%), 08/04/23	5,259,363	0.6
928,571	TEX Operations Co. LLC Exit Term Loan C, 4.480%, (US0003M + 2.500%), 08/04/23	934,375	0.1
3,273,294	TPF II Power, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 10/02/23	3,280,712	0.4
3,860,000	Vistra Energy Corp. 1st Lien Term Loan B3, 4.107%, (US0003M + 2.000%), 12/01/25	3,854,831	0.5
		37,190,173	4.5

	Total Senior Loans
	(Cost $1,232,766,364)	1,221,895,718	146.1

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
150,917	(3)	Cengage Learning Holdings II L.P.	905,502	0.1
40,950	(3)	Everyware Global, Inc.	330,180	0.1
205,396	(3)	Longview Power LLC	76,202	0.0
75,853	(3)	Millennium Health, LLC	1,138	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
407	(3)	Southcross Holdings GP LLC	–	0.0
407	(3)	Southcross Holdings LP Class A	119,047	0.0
	Total Equities and Other Assets
	(Cost $8,191,806)		1,432,069	0.2

	Total Investments (Cost $1,240,958,170)		$1,223,327,787	146.3
	Liabilities in Excess of Other Assets		(387,026,090)	(46.3)
	Net Assets		$836,301,697	100.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR003M	-	3-month EURIBOR
EUR006M	-	6-month EURIBOR
PRIME	-	Federal Reserve Bank Prime Loan Rate
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Senior Loans	$–	$1,221,895,718	$–	$1,221,895,718
Equities and Other Assets	–	1,432,069	–	1,432,069
Total Investments, at fair value	$–	$1,223,327,787	$–	$1,223,327,787
Other Financial Instruments+
Forward Foreign Currency Contracts	–	670,234	–	670,234
Total Assets	$–	$1,223,998,021	$–	$1,223,998,021
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,984)	$–	$(5,984)
Total Liabilities	$–	$(5,984)	$–	$(5,984)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2018, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 57,637,211	EUR 48,585,000	State Street Bank & Trust Co.	07/12/18	$670,234
USD 2,339,060	EUR 2,000,000	State Street Bank & Trust Co.	07/12/18	(5,984)
				$664,250

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$670,234
Total Asset Derivatives		$670,234

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,984
Total Liability Derivatives		$5,984

The effect of derivative instruments on the Trust's Statement of Operations for the period ended May 31, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$2,848,693
Total	$2,848,693

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$834
Total	$834

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$670,234
Total Assets	$670,234

Liabilities:
Forward foreign currency contracts	$5,984
Total Liabilities	$5,984

Net OTC derivative instruments by counterparty, at fair value	$664,250

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$664,250

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,241,020,055.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,783,956
Gross Unrealized Depreciation	(24,269,074)

Net Unrealized Depreciation	$(16,485,118)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018